Leases - Summary of information about leases in income statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Interest on lease liabilities	£ (25)	£ (27)	£ (41)
Expenses relating to short-term leases			(1)
Depreciation of right-of-use assets	(46)	(49)	(68)
Impairment of right-of-use assets	£ (34)	£ (119)	£ (4)